COMMITMENTS AND CONTINGENCIES - Maturities of operating lease liabilities (Details)	Sep. 30, 2025 USD ($)
Maturity of Lease Liabilities
2026	$ 195,446
Total lease payments	195,446
Less: interest	(2,196)
Present value of lease liabilities	$ 193,250